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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange
Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2010

ING Senior Income Fund

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Senior Income Fund

SEMI-ANNUAL REPORT

August 31, 2010

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	7

Statement of Operations	9

Statements of Changes in Net Assets	10

Statement of Cash Flows	11

Financial Highlights	12

Notes to Financial Statements	14

Portfolio of Investments	23

Additional Information	50

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ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Senior Income Fund (the "Fund") is a continuously offered, diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2010
Net Assets	$812,892,424
Total Assets	$1,012,821,671
Assets Invested in Senior Loans	$949,914,769
Senior Loans Represented	472
Average Amount Outstanding per Loan	$2,012,531
Industries Represented	36
Average Loan Amount per Industry	$26,386,521
Portfolio Turnover Rate (YTD)	27%
Weighted Average Days to Interest Rate Reset	37
Average Loan Final Maturity	48 months
Total Leverage as a Percentage of Total Assets	17.67%

PERFORMANCE SUMMARY

During the six months ended August 31, 2010, the Fund's Class A shares distributed total dividends from income of $0.30, resulting in an average annualized distribution rate(1) of 4.95%. The Fund's Class I and W shares each distributed total dividends from income of $0.31, resulting in an average annualized distribution rate(1) of 5.22% and 5.19%, respectively. During the same period, the Fund's Class B and Class C shares each distributed total dividends from income of $0.27, resulting in an average annualized distribution rate(1) of 4.46% and 4.45%, respectively.

The Fund's total return for the six months ended August 31, 2010, excluding sales charges, for Class A, Class B, Class C, Class I and Class W was 1.92%, 1.67%, 1.75%, 2.18% and 2.09%, respectively. For the same period, the S&P/LSTA Leveraged Loan Index (the "Index")(2) had a gross return of 2.88%.

MARKET REVIEW

After a pullback starting in late April and lasting through June effectively ended a streak of 16 consecutive monthly gains, the U.S. loan market improved moderately in July and August, resulting in a respectable Index return for the six month period ended August 31, 2010. Consistent with the experience in most financial markets, the softness early in the period was directly

(1)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Fund's average month-end net asset value. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

attributable to investor fears over the fiscal condition of the weaker European Union nations, and the potential impact of that destabilization on euro zone growth. Moving into the summer months, solid underlying fundamental loan market performance (i.e., generally improving earnings and declining default rates), together with a relatively healthy supply/demand balance, was able to offset sporadic negative headlines regarding the state of the recovery here at home. The volume of new loan transactions coming to market during the late summer months, while up nicely from the year earlier period, was moderate in absolute terms, and easily absorbed by investors seeking incremental yield and protection from the eventual rise in short-term interest rates.

TOP TEN SENIOR LOAN ISSUERS AS OF AUGUST 31, 2010 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Univision Communications, Inc.	2.1%	2.6%
Cequel Communications, LLC	2.0%	2.5%
HDC Mezz 1 Partners, L.P.	2.0%	2.5%
PBL Media Finance Pty., Ltd.	1.8%	2.3%
Texas Competitive Electric Holdings Company, LLC	1.8%	2.2%
Ford Motor Company	1.4%	1.7%
Charter Communications Operating, LLC	1.3%	1.7%
HCA, Inc.	1.2%	1.5%
First Data Corporation	1.1%	1.4%
UPC Broadband Holding, B.V.	1.1%	1.3%

TOP TEN INDUSTRY SECTORS AS OF AUGUST 31, 2010 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Healthcare, Education and Childcare	10.8%	13.4%
Printing & Publishing	7.9%	9.8%
North American Cable	6.4%	8.0%
Retail Stores	5.7%	7.1%
Data and Internet Services	5.3%	6.6%
Chemicals, Plastics & Rubber	5.0%	6.2%
Utilities	4.5%	5.6%
Radio and TV Broadcasting	4.3%	5.4%
Containers, Packaging & Glass	3.7%	4.6%
Leisure, Amusement, Entertainment	3.0%	3.8%

PORTFOLIO REVIEW

The Fund's quality bias relative to the Index proved to be a hindrance to relative performance during the period as a whole, as the riskiest part of the market, i.e., those loans rated CCC+ and below, posted a six-month return of 6.5%, versus 1.99% and 2.16% for those rated BB and B, respectively. We note that, at August-end, loans rated CCC+ and below accounted for approximately 3.1% of the Fund's portfolio, as compared to 14.8% for the Index. The moderate use of leverage generally benefited results (save for May and June, when loan prices moved lower). Also beneficial were gains on restructured loan assets, a relatively small portion of Fund assets. One such restructuring, LyondellBasell Industries N.V., in which the Fund received a combination of new debt and stock upon exit of bankruptcy, has performed well in recent months, allowing us to monetize portions of the Fund's equity position at attractive prices.

The Fund remained well diversified as of August 31, 2010: the average issuer and sector exposure stood at 0.3% and 2.7%, respectively. There was no major shift in sector allocation or top holdings during the period, as healthcare, printing/publishing and cable television remained the top three industry weightings.

OUTLOOK

As we move into the final months of 2010, the loan market's technical positioning appears relatively solid, even in the face of a rising tide of attractively-priced new issues. Investor demand continues to be reasonably healthy despite the current low rate environment — perhaps an indication of a growing concern

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

about the effect on asset values when the shift in monetary policy eventually comes. Issuer-level creditworthiness has generally improved, although much of the low hanging fruit has been collected (e.g., pretax earnings and profit margin improvement). From a macroeconomic perspective, we believe global headwinds remain both strong and unpredictable. In particular, the U.S. economy is growing at a sub-par pace and remains vulnerable to potential shocks, and uncertainties over sovereign debt risk in Europe continue to rear up with some regularity. We therefore continue to focus on credit fundamentals consistent with the Fund's relatively conservative and value-driven strategy.

Ratings Distribution as of August 31, 2010 (Unaudited)
Baa	5.6%
Ba	34.3%
B	45.8%
Caa and below	3.5%
Not rated*	10.8%

Ratings distribution shows the percentage of the Fund's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Senior Income Fund October 8, 2010

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Net Returns for the Periods Ended August 31, 2010
	1 Year	3 Years	5 Years	April 2, 2001	April 15, 2008
Including Sales Charge:
Class A(1)	10.70%	(0.11)%	1.45%	3.69%	—
Class B(2)	10.04%	(0.31)%	1.29%	3.15%	—
Class C(3)	12.02%	0.25%	1.46%	3.16%	—
Class I	13.80%	—	—	—	3.68%
Class W	13.94%	—	—	—	3.83%
Excluding Sales Charge:
Class A	13.55%	0.73%	1.96%	3.69%	—
Class B	13.04%	0.25%	1.45%	3.15%	—
Class C	13.02%	0.25%	1.46%	3.16%	—
Class I	13.80%	—	—	—	3.68%
Class W	13.94%	—	—	—	3.83%
S&P/LSTA Leveraged Loan Index(4)	12.76%	4.84%	4.61%	4.82%	6.48%

Total net returns reflect that ING Investments, LLC (the Fund's "Investment Adviser") may have waived, reimbursed or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month-end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Return calculations for the period beginning April 2, 2001 through June 30, 2002, reflect no deduction of a front-end sales charge. Return calculations for the period beginning July 1, 2002 through October 10, 2004, reflect deduction of the maximum Class A sales charge of 4.75%. Return calculations with a starting date after October 11, 2004 are based on a 2.50% sales charge. There is no front-end sales charge if you purchase Class A common shares in an amount of $1 million or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within one year of purchase.

(2)  Class B maximum EWC is 3% in the first year, declining to 1% in the fifth year and eliminated thereafter.

(3)  Class C maximum EWC is 1% for the first year.

(4)  Source: S&P/Loan Syndications and Trading Association. The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the LSTA conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index. Since inception performance for the index is shown from April 1, 2001 for Class A, B, and C common shares. Since inception performance for the index is shown from May 1, 2008 for Class I and Class W common shares.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	30-Day SEC Yields(1)
	Class A	Class B	Class C	Class I	Class W
August 31, 2010	4.34%	3.95%	3.96%	4.72%	4.71%
February 28, 2010	3.32%	2.98%	2.97%	4.00%	3.61%
	Average Annualized Distribution Rates(2)
	Class A	Class B	Class C	Class I	Class W
August 31, 2010	4.95%	4.46%	4.45%	5.22%	5.19%
February 28, 2010	4.42%	3.94%	3.93%	4.44%	4.42%

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the Securities Exchange Commission standardized yield formula for open-end investment companies.

(2)  Distribution Rates are calculated by annualizing dividends declared during the period (i.e., by dividing the monthly dividend amount by the number of days in the month and multiplying by the number of days in the fiscal year) and then dividing the resulting annualized dividend by the month-ending NAV.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Fund. This is not, and is not intended to be, a description of all risks of investing in the Fund. A more detailed description of the risks of investing in the Fund is contained in the Fund's current prospectus.

Credit Risk: The Fund invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Fund's common shares. If short-term market interest rates fall, the yield on the Fund will also fall. To the extent that the interest rate spreads on loans in the Fund experience a general decline, the yield on the Fund will fall and the value of the Fund's assets may decrease, which will cause the Fund's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Fund's use of leverage through borrowings or the issuance of preferred shares can adversely affect the yield on the Fund's Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. The Fund also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

Liquidity Risk: The Fund does not repurchase its shares on a daily basis and no market for the Fund's Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers of not more than 10% of its outstanding Common Shares. If more than the respective monthly repurchase offer of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates.

ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2010 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,053,486,084)	$975,139,491
Cash	13,032,416
Foreign currencies at value (Cost $563,355)	563,355
Receivables:
Investment securities sold	18,455,269
Fund shares sold	965,653
Interest	4,229,367
Other	11,119
Unrealized appreciation on foreign currency contracts	385,142
Reimbursement due from manager	877
Prepaid expenses	38,982
Total assets	1,012,821,671
LIABILITIES:
Payable for investment securities purchased	15,294,808
Notes payable	179,000,000
Accrued interest payable	341,854
Deferred arrangement fees on senior loans	140,144
Payable to affiliates	1,104,021
Income distribution payable	1,448,985
Unrealized depreciation on foreign currency contracts	316,748
Unrealized depreciation on unfunded commitments	1,604,898
Accrued trustees fees	10,887
Other accrued expenses and liabilities	666,902
Total liabilities	199,929,247
NET ASSETS	$812,892,424
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,129,675,388
Undistributed net investment income	863,235
Accumulated net realized loss	(237,723,336)
Net unrealized depreciation	(79,922,863)
NET ASSETS	$812,892,424

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2010 (Unaudited) (continued)

Class A:
Net assets	$391,768,958
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	31,236,811
Net asset value and redemption price per share	$12.54
Maximum offering price per share (2.50%)(1)	$12.86
Class B:
Net assets	$29,020,502
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	2,319,939
Net asset value and redemption price per share(2)	$12.51
Class C:
Net assets	$355,967,352
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	28,413,495
Net asset value and redemption price per share(2)	$12.53
Class I:
Net assets	$8,509,752
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	680,543
Net asset value and redemption price per share	$12.50
Class W:
Net assets	$27,625,860
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	2,201,975
Net asset value and redemption price per share	$12.55

(1)  Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$30,003
Interest	24,881,483
Other	1,260,048
Total investment income	26,171,534
EXPENSES:
Investment management fees	4,088,605
Administration fees	511,076
Distribution and service fees:
Class A	541,115
Class B	162,001
Class C	1,423,400
Transfer agent fees:
Class A	140,791
Class B	10,530
Class C	123,774
Class I	1,755
Class W	9,514
Interest expense	1,728,016
Custodian fees	259,375
Professional fees	99,577
Trustees fees	8,151
Registration fees	43,255
Postage expense	125,115
Miscellaneous expense	41,667
Total expenses	9,317,717
Net waived and recouped fees	(21,069)
Net expenses	9,296,648
Net investment income	16,874,886
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,837,933)
Foreign forward currency contracts	6,693,049
Foreign currency related transactions	(246,605)
Net realized gain	4,608,511
Net change in unrealized appreciation or depreciation on:
Investments	(4,000,492)
Foreign forward currency contracts	(1,442,544)
Foreign currency related transactions	6,934
Unfunded commitments	(56,963)
Net change in unrealized appreciation or depreciation	(5,493,065)
Net realized and unrealized loss	(884,554)
Increase in net assets resulting from operations	$15,990,332

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2010	Year Ended February 28, 2010
FROM OPERATIONS:
Net investment income	$16,874,886	$34,721,280
Net realized gain (loss)	4,608,511	(96,000,887)
Net change in unrealized appreciation or depreciation	(5,493,065)	385,898,535
Increase in net assets resulting from operations	15,990,332	324,618,928
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(10,219,899)	(21,959,705)
Class B	(685,596)	(1,969,806)
Class C	(8,033,354)	(18,966,025)
Class I	(131,393)	(3,815)
Class Q(1)	—	(1,488,734)
Class W	(713,767)	(1,083,944)
Decrease in net assets from distributions to shareholders	(19,784,009)	(45,472,029)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	56,989,308	192,518,855
Reinvestment of distributions	10,821,411	24,751,974
	67,810,719	217,270,829
Cost of shares repurchased	(157,348,135)	(210,384,839)
Net increase (decrease) in net assets resulting from capital share transactions	(89,537,416)	6,885,990
Net increase (decrease) in net assets	(93,331,093)	286,032,889
NET ASSETS:
Beginning of period	906,223,517	620,190,628
End of period	$812,892,424	$906,223,517
Undistributed net investment income at end of period	$863,235	$3,772,358

(1)  Effective November 23, 2009, Class Q shares of the Fund were converted into Class A shares.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2010 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$19,832,860
Dividends received	30,003
Arrangement fees received	(101,474)
Other income received	1,264,119
Interest paid	(1,386,162)
Other operating expenses paid	(7,637,982)
Purchases of investments	(276,944,853)
Proceeds on sale of investments	309,573,895
Net cash provided by operating activities	44,630,406
Cash Flows From Financing Activities:
Distributions paid to common shareholders	(8,825,203)
Proceeds from capital shares sold	59,069,484
Disbursements for capital shares repurchased	(157,348,135)
Net increase in notes payable	71,000,000
Net cash flows used in financing activities	(36,103,854)
Net increase in cash	8,526,552
Cash at beginning of period	4,505,864
Cash at end of period	$13,032,416
Reconciliation of Increase In Net Assets Resulting From Operations To Net Cash Provided by Operating Activities:
Increase in net assets resulting from operations	$15,990,332
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation/depreciation on investments	4,000,492
Change in unrealized appreciation/depreciation on forward currency contracts	1,442,544
Change in unrealized depreciation on unfunded commitments	56,963
Change in unrealized appreciation on other assets and liabilities	(6,934)
Net accretion of discounts on investments	(5,064,245)
Net amortization of premiums on investments	106,062
Net realized loss on sale of investments and foreign currency related transactions	(4,608,511)
Purchases of investments	(276,944,853)
Proceeds on sale of investments	309,573,895
Decrease in other assets	4,071
Increase in interest receivable	(90,440)
Increase in receivable due from manager	(26,910)
Increase in prepaid expenses	(11,965)
Decrease in deferred arrangement fees on revolving credit facilities	(101,474)
Increase in accrued interest payable	341,854
Increase in payable to affiliates	70,236
Decrease in accrued trustee fees	(4,956)
Decrease in accrued expenses	(95,755)
Total adjustments	28,640,074
Net cash provided by operating activities	$44,630,406
Non Cash Financing Activities
Receivable for shares sold	$965,653
Reinvestment of distributions	$10,821,411

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)
Class A
08-31-10	12.60	0.24		(0.00)•	0.24	(0.30)	—	—	(0.30)	12.54	1.92
02-28-10	8.74	0.50	*	4.01	4.51	(0.65)	—	—	(0.65)	12.60	52.65
02-28-09	13.21	0.77		(4.47)	(3.70)	(0.77)	—	—	(0.77)	8.74	(29.08	)(a)
02-29-08	15.57	1.04		(2.35)	(1.31)	(0.95)	(0.03)	(0.07)	(1.05)	13.21	(8.94)
02-28-07	15.56	1.01		0.02	1.03	(1.02)	—	—	(1.02)	15.57	6.84
02-28-06	15.59	0.78		(0.03)	0.75	(0.78)	—	—	(0.78)	15.56	4.96
02-28-05	15.47	0.55		0.18	0.73	(0.56)	(0.05)	—	(0.61)	15.59	4.80
02-29-04	14.83	0.61		0.69	1.30	(0.64)	(0.02)	—	(0.66)	15.47	8.93
02-28-03	14.92	0.69		(0.09)	0.60	(0.69)	—	—	(0.69)	14.83	4.15
04-02-01(4)-02-28-02	15.00	0.81		(0.09)	0.72	(0.80)	—	—	(0.80)	14.92	4.92
Class B
08-31-10	12.57	0.21		0.00 •	0.21	(0.27)	—	—	(0.27)	12.51	1.67
02-28-10	8.71	0.45	*	4.00	4.45	(0.59)	—	—	(0.59)	12.57	52.11
02-28-09	13.17	0.70		(4.45)	(3.75)	(0.71)	—	—	(0.71)	8.71	(29.47	)(a)
02-29-08	15.53	0.96		(2.34)	(1.38)	(0.94)	(0.03)	(0.01)	(0.98)	13.17	(9.43)
02-28-07	15.53	0.92		0.02	0.94	(0.94)	—	—	(0.94)	15.53	6.26
02-28-06	15.57	0.70		(0.04)	0.66	(0.70)	—	—	(0.70)	15.53	4.37
02-28-05	15.45	0.47	*	0.18	0.65	(0.48)	(0.05)	—	(0.53)	15.57	4.28
02-29-04	14.82	0.53		0.69	1.22	(0.57)	(0.02)	—	(0.59)	15.45	8.33
02-28-03	14.92	0.62		(0.10)	0.52	(0.62)	—	—	(0.62)	14.82	3.57
04-02-01(4)-02-28-02	15.00	0.75		(0.10)	0.65	(0.73)	—	—	(0.73)	14.92	4.45
Class C
08-31-10	12.58	0.23		(0.01)	0.22	(0.27)	—	—	(0.27)	12.53	1.75
02-28-10	8.73	0.45	*	3.99	4.44	(0.59)	—	—	(0.59)	12.58	51.87
02-28-09	13.19	0.71		(4.46)	(3.75)	(0.71)	—	—	(0.71)	8.73	(29.42	)(a)
02-29-08	15.55	0.96		(2.34)	(1.38)	(0.88)	(0.03)	(0.07)	(0.98)	13.19	(9.42)
02-28-07	15.55	0.93		0.01	0.94	(0.94)	—	—	(0.94)	15.55	6.25
02-28-06	15.58	0.70		(0.03)	0.67	(0.70)	—	—	(0.70)	15.55	4.44
02-28-05	15.46	0.47		0.18	0.65	(0.48)	(0.05)	—	(0.53)	15.58	4.28
02-29-04	14.82	0.53		0.70	1.23	(0.57)	(0.02)	—	(0.59)	15.46	8.40
02-28-03	14.92	0.62		(0.10)	0.52	(0.62)	—	—	(0.62)	14.82	3.57
04-02-01(4)-02-28-02	15.00	0.75		(0.10)	0.65	(0.73)	—	—	(0.73)	14.92	4.45
Class I
08-31-10	12.54	0.34		(0.07)	0.27	(0.31)	—	—	(0.31)	12.50	2.18
02-28-10	8.67	0.51	*	4.01	4.52	(0.65)	—	—	(0.65)	12.54	53.19
04-15-08(4)-02-28-09	13.24	0.66		(4.61)	(3.95)	(0.62)	—	—	(0.62)	8.67	(30.38	)(a)
Class W
08-31-10	12.60	0.27		(0.01)	0.26	(0.31)	—	—	(0.31)	12.55	2.09
02-28-10	8.71	0.52	*	4.02	4.54	(0.65)	—	—	(0.65)	12.60	53.18
04-15-08(4)-02-28-09	13.24	0.65		(4.56)	(3.91)	(0.62)	—	—	(0.62)	8.71	(30.07	)(a)

	Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment						Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)(3)	Expenses (with interest and other fees related to revolving credit facility)(2)(3)	Net investment income (loss)(2)(3)	Expenses (before interest and other fees related to revolving credit facility)(3)		Expenses (with interest and other fees related to revolving credit facility)(3)		Net investment income (loss)(3)		Net assets, end of year or period	Portfolio Turnover
Year or period ended	(%)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
Class A
08-31-10	1.50	1.89	4.06	1.50		1.89		4.06		391,769	27
02-28-10	1.46	1.82	4.44	1.61	(5)	1.97	(5)	4.29	(5)	455,482	39
02-28-09	1.61	2.81	6.52	1.71		2.91		6.42		278,225	10
02-29-08	1.53	2.81	6.85	1.53		2.81		6.85		595,017	56
02-28-07	1.50	2.56	6.42	1.48		2.54		6.44		998,140	57
02-28-06	1.50	2.20	4.98	1.48		2.18		5.00		918,621	82
02-28-05	1.34	1.45	6.49	1.35		1.46		3.48		736,740	82
02-29-04	1.36	1.43	3.84	1.46		1.53		3.74		172,975	72
02-28-03	1.42	1.63	4.88	1.57		1.78		4.73		11,106	60
04-02-01(4)-02-28-02	1.47	1.73	5.58	1.82		2.07		5.26		2,411	65
Class B
08-31-10	2.00	2.39	3.55	2.25		2.64		3.30		29,021	27
02-28-10	1.96	2.32	4.04	2.36	(5)	2.72	(5)	3.64	(5)	34,655	39
02-28-09	2.11	3.31	6.02	2.46		3.66		5.67		32,838	10
02-29-08	2.04	3.35	6.36	2.29		3.60		6.11		75,885	56
02-28-07	2.00	3.06	5.91	2.23		3.29		5.68		111,749	57
02-28-06	1.99	2.69	4.45	1.97		2.67		4.47		120,254	82
02-28-05	1.87	1.94	2.93	2.13		2.19		2.67		125,200	82
02-29-04	1.87	1.97	3.47	2.22		2.31		3.13		62,852	72
02-28-03	1.91	2.09	4.12	2.31		2.49		3.72		17,648	60
04-02-01(4)-02-28-02	1.96	2.23	5.19	2.29		2.54		4.89		12,776	65
Class C
08-31-10	2.00	2.39	3.57	1.99		2.39		3.57		355,967	27
02-28-10	1.96	2.32	3.98	2.11	(5)	2.47	(5)	3.83	(5)	388,111	39
02-28-09	2.11	3.31	6.02	2.21		3.41		5.92		280,599	10
02-29-08	2.04	3.35	6.35	2.04		3.35		6.35		625,516	56
02-28-07	2.00	3.06	5.92	1.98		3.04		5.93		927,950	57
02-28-06	1.99	2.69	4.46	1.97		2.67		4.48		923,549	82
02-28-05	1.83	1.94	2.88	1.83		1.95		2.87		830,584	82
02-29-04	1.86	1.94	3.38	1.96		2.04		3.28		275,849	72
02-28-03	1.91	2.09	4.19	2.06		2.24		4.04		32,647	60
04-02-01(4)-02-28-02	1.96	2.23	5.20	2.29		2.54		4.89		19,391	65
Class I
08-31-10	1.25	1.64	4.72	1.25		1.64		4.73		8,510	27
02-28-10	1.21	1.57	4.42	1.36	(5)	1.72	(5)	4.27	(5)	26	39
04-15-08(4)-02-28-09	1.26	2.46	6.87	1.36		2.56		6.77		2	10
Class W
08-31-10	1.25	1.64	4.32	1.25		1.64		4.33		27,626	27
02-28-10	1.21	1.57	4.47	1.36	(5)	1.72	(5)	4.32	(5)	27,950	39
04-15-08(4)-02-28-09	1.21	2.56	8.25	1.31		2.66		8.15		4,202	10

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, on the dividend/distribution date. Total investment return does not include sales load.

(2)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets; Class B – 0.90% of Managed Assets plus 1.20% of average daily net assets; Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets; Class I – 0.90% of Managed Assets plus 0.20% of average daily net assets; and Class W – 0.90% of Managed Assets plus 0.20% of average daily net assets.

(3)  Annualized for periods less than one year.

(4)  Commencement of operations.

(5)  Includes excise tax fully reimbursed by the Investment Advisor.

*  Calculated using average amount of shares outstanding throughout the period.

•  Amount is less than $0.005 or more than $(0.005).

(a)  There was no impact on total return due to payments by affiliates.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Supplemental data
		Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended		($000's)	($)	($000's)	(000's)
Class A
08-31-10		179,000	5,540	142,005	31,237
02-28-10		108,000	9,390	94,368	36,155
02-28-09		152,000	5,080	288,762	31,849
02-29-08		544,000	3,484	426,164	45,039
02-28-07		237,000	10,171	404,137	64,122
02-28-06		389,000	6,519	325,044	59,029
02-28-05		163,000	1,251	34,767	47,252
02-29-04		—	—	20,771	11,180
02-28-03		47,000	689	17,655	749
04-02-01	(2)-02-28-02	8,000	3,220	19,797	162
Class B
08-31-10		179,000	5,540	142,005	2,320
02-28-10		108,000	9,390	94,368	2,758
02-28-09		152,000	5,080	288,762	3,768
02-29-08		544,000	3,484	426,164	5,760
02-28-07		237,000	10,171	404,137	7,195
02-28-06		389,000	6,519	325,044	7,742
02-28-05		163,000	1,251	34,767	8,043
02-29-04		—	—	20,771	4,068
02-28-03		47,000	689	17,655	1,191
04-02-01	(2)-02-28-02	8,000	3,220	19,797	856
Class C
08-31-10		179,000	5,540	142,005	28,413
02-28-10		108,000	9,390	94,368	30,843
02-28-09		152,000	5,080	288,762	32,152
02-29-08		544,000	3,484	426,164	47,406
02-28-07		237,000	10,171	404,137	59,679
02-28-06		389,000	6,519	325,044	59,402
02-28-05		163,000	1,251	34,767	53,316
02-29-04		—	—	20,771	17,841
02-28-03		47,000	689	17,655	2,202
04-02-01	(2)-02-28-02	8,000	3,220	19,797	1,300
Class I
08-31-10		179,000	5,540	142,005	681
02-28-10		108,000	9,390	94,368	2
04-15-08	(2)-02-28-09	152,000	5,080	288,762	0 *
Class W
08-31-10		179,000	5,540	142,005	2,202
02-28-10		108,000	9,390	94,368	2,219
04-15-08	(2)-02-28-09	152,000	5,080	288,762	482

(1)  Based on the active days of borrowing.

(2)  Commencement of operations.

*  Amount is less than 500.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited)

NOTE 1 — ORGANIZATION

ING Senior Income Fund (the "Fund"), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, management investment company. The Fund invests at least 80% of its net assets plus the amount of any borrowings, for investment purposes, in U.S. dollar denominated, floating rate secured senior loans, which generally are not registered under the Securities Act of 1933 as amended (the "'33 Act"), and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has five classes of shares: A, B, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Class A shares purchased in excess of $1,000,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge ("EWC") of 1% within one year of purchase. Class A shares are issued upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain ING Funds. Class B shares are subject to an EWC of up to 3% over the five-year period after purchase and Class C shares are subject to an EWC of 1% during the first year after purchase.

To maintain a measure of liquidity, the Fund offers to repurchase between 5% and 25% of its outstanding common shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not repurchase more than 25% of its outstanding common shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund's common shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees.

Class B common shares of the Fund are closed to new investment, provided that: (1) Class B common shares of the Fund may be purchased through the reinvestment of dividends issued by the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B common shares of the Fund may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex for the Fund's Class B common shares.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Fund are normally valued at the average of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees (the "Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued. The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above.

It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service (Level 2) or with reference to the proxy procedure

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

described above. As of August 31, 2010, 97.4% of total loans were valued based on these procedures.

Prices from a pricing service may not be available for all loans and the Investment Adviser may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser that the Investment Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser and monitored by the Fund's Board through its Compliance Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of the Fund. Investments in securities of sufficient credit quality, maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates fair value. To the extent the Fund invests in other registered investment companies, the Fund's NAV is calculated based on the current NAV of the registered investment company in which the Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement data. Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund's investments under these levels of classification is included following the Portfolio of Investments.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended August 31, 2010, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date.

C.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Fund records distributions to its shareholders on the ex-dividend date.

D.  Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

G.  Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the six months ended August 31, 2010, the Fund had an average quarterly contract amount on forward foreign currency contracts to sell of $118,230,279.

NOTE 3 — INVESTMENTS

For the six months ended August 31, 2010, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $267,326,452 and $291,690,562, respectively. At August 31, 2010, the Fund held senior loans valued at $949,914,769 representing 97.4% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Ascend Media (Residual Interest)	01/05/10	$—
Ferretti SPA (Warrants for 0.161% Participation Interest)	09/23/09	—
Gainey Corporation (Residual Interest)	12/31/09	—
Safelite Realty Corporation (30,003 Common Shares)	06/21/01	—
Supermedia, Inc. (42,369 Common Shares)	01/05/10	—
Total Restricted Securities excluding senior loans (fair value $541,432 was 0.07% of net assets at August 31, 2010)		$—

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Fund has entered into an investment management agreement ("Management Agreement") with the Investment Adviser to provide advisory and management services. The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund) ("Managed Assets"). The Fund is sub-advised by ING Investment Management Co. ("ING IM"). Under the sub-advisory agreement, ING IM is responsible for managing the assets of the Fund in accordance with its investment objective and policies, subject to oversight by the Investment Adviser. Both ING IM and the Investment Adviser are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Fund and potential termination of the Fund's existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

The Fund has also entered into an Administration Agreement with ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep N.V., to provide administrative services. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund, except Class I and Class W, has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) (the "Distributor") is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or Shareholder Servicing Fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class B	Class C
0.25%	1.00%	0.75%

During the six months ended August 31, 2010, the Distributor waived 0.25% of the Service Fee on Class B shares only.

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs and extraordinary expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets

Class B — 0.90% of Managed Assets plus 1.20% of average daily net assets

Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets

Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets

Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

The Investment Adviser may at a later date recoup from the Fund management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Fund.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

As of August 31, 2010, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2011	2012	2013	Total
$268,516	$995,184	$877	$1,264,577

NOTE 7 — COMMITMENTS

The Fund has entered into a 364-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $255 million maturing May 31, 2011. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. There was $179 million of borrowings outstanding at August 31, 2010. Weighted average interest rate on outstanding borrowings was 1.85%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 17.67% of total assets at August 31, 2010. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the six months ended August 31, 2010 were $142,005,435 and the average annualized interest rate was 2.41%.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2010, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Calpine Corp.	$2,700,000
Cengage Learning, Inc.	2,622,222
Coleto Creek Power	5,000,000
$10,322,222

The unrealized depreciation on these commitments of $1,604,898 as of August 31, 2010 is reported as such on the Statement of Assets and Liabilities.

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2010, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 4 and 5):

Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Distribution and Service Fees	Total
$686,700	$85,838	$331,483	$1,104,021

The Fund has adopted a Retirement Policy ("Policy") covering independent trustees of the Fund who were trustees on or before May 9, 2007, and who will have served as an independent trustee for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under the Policy are based on an annual rate as defined in the Policy.

The Fund has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 10 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund. There were no earnings credits for the six months ended August 31, 2010.

NOTE 11 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2010, the Fund held 1.0% of its total assets in subordinated loans and unsecured loans.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 12 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding
period ended	#	#	#	#	#
Class A
08-31-10	2,261,772	433,696	(7,613,905)	—	(4,918,437)
02-28-10	9,681,687	1,027,569	(9,817,100)	3,413,671	4,305,827
Class B
08-31-10	26,496	31,305	(495,912)	—	(438,111)
02-28-10	77,207	105,042	(1,192,389)	—	(1,010,140)
Class C
08-31-10	1,233,071	338,658	(4,001,079)	—	(2,429,350)
02-28-10	4,422,050	950,610	(6,681,698)	—	(1,309,038)
Class I
08-31-10	679,651	9,393	(10,558)	—	678,486
02-28-10	9,300	5	(7,475)	—	1,830
Class Q(1)
08-31-10	—	—	—	—	—
02-28-10	1,310,259	45,485	(721,879)	(3,434,717)	(2,800,852)
Class W
08-31-10	291,512	44,194	(352,659)	—	(16,953)
02-28-10	2,203,763	56,201	(523,418)	—	1,736,546
Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
period ended	($)	($)	($)	($)	($)
Class A
08-31-10	28,710,967	5,477,605	(96,136,418)	—	(61,947,846)
02-28-10	104,650,346	11,693,792	(107,142,459)	41,338,414	50,540,093
Class B
08-31-10	333,744	394,599	(6,239,292)	—	(5,510,949)
02-28-10	867,284	1,172,684	(13,585,510)	—	(11,545,542)
Class C
08-31-10	15,652,450	4,274,134	(50,423,378)	—	(30,496,794)
02-28-10	48,478,823	10,716,354	(75,143,279)	—	(15,948,102)
Class I
08-31-10	8,595,667	117,215	(130,530)	—	8,582,352
02-28-10	95,766	64	(94,479)	—	1,351
Class Q(1)
08-31-10	—	—	—	—	—
02-28-10	14,009,250	495,752	(7,976,964)	(41,338,414)	(34,810,376)
Class W
08-31-10	3,696,480	557,858	(4,418,517)	—	(164,179)
02-28-10	24,417,386	673,328	(6,442,148)	—	18,648,566

(1)  Effective November 23, 2009, Class Q Shareholders of the Fund were converted to Class A shares of the Fund.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2010	Year Ended February 28, 2010
Ordinary Income	Ordinary Income
$19,784,009	$45,472,029

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2010 were:

Undistributed Ordinary Income	Unrealized Depreciation	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$6,594,887	$(76,828,320)	$(27,714,554)	$(80,562,079)	2017
			(133,167,631)	2018
				$(213,729,710)

The Fund's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of August 31, 2010, no provision for income tax is required in the Fund's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — SUBSEQUENT EVENTS

DIVIDENDS DECLARED

Subsequent to August 31, 2010, the Fund declared the following dividends:

Per Share Amount		Type	Declaration Date	Record Date	Payable Date
$0.05400	(A)	NII	Daily	Daily	October 1, 2010
$0.04885	(B)	NII	Daily	Daily	October 1, 2010
$0.05658	(C)	NII	Daily	Daily	October 1, 2010

NII — Net Investment Income

(A) — For Class A shares.

(B) — For Class B and C shares.

(C) — For Class I and W shares.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited)

Senior Loans*: 116.9%			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 1.8%
		Delta Airlines, Inc.	Ba2	BB-
	$496,250	Term Loan, 8.750%,
		maturing September 27, 2013			$502,143
		Delta Airlines, Inc.	B2	B
	5,844,458	Term Loan, 3.529%, maturing April 30, 2014			5,406,124
		Forgings International, Ltd.	NR	NR
	1,000,000	Term Loan, 5.033%, maturing December 18, 2015			883,750
	1,000,000	Term Loan, 5.533%, maturing December 20, 2016			883,750
		McKechnie Aerospace DE, Inc.	B1	B+
	2,139,331	Term Loan, 2.270%, maturing May 11, 2014			2,035,039
		Triumph Group, Inc.	Baa3	BB+
	800,000	Term Loan, 4.500%, maturing June 16, 2016			804,500
		United Airlines, Inc.	B1	B+
	4,360,507	Term Loan, 2.313%, maturing February 03, 2014			3,969,426
					14,484,732
Automobile: 3.6%
		Avis Budget Car Rental, LLC	Ba2	BB
	2,592,073	Term Loan, 5.750%, maturing April 19, 2014			2,577,493
		Dollar Thrifty Automotive Group, Inc.	B2	B-
	2,514,916	Term Loan, 2.760%, maturing June 15, 2014			2,493,959
		Ford Motor Company	Ba1	BB
	10,679,599	Term Loan, 3.030%, maturing December 16, 2013			10,310,950
	3,984,950	Term Loan, 3.030%, maturing December 16, 2013			3,836,435
		KAR Holdings, Inc.	Ba3	B+
	5,710,678	Term Loan, 3.020%, maturing October 18, 2013			5,517,943
		Oshkosh Truck Corporation	Ba2	BB+
	1,339,776	Term Loan, 6.534%, maturing December 06, 2013			1,351,919
		Speedy 1, Ltd.	NR	NR
EUR	933,055	Term Loan, 4.630%,
		maturing August 31, 2013			1,120,614
		TRW Automotive, Inc.	Ba1	BBB-
	$1,836,125	Term Loan, 4.083%, maturing May 30, 2015			1,833,830
					29,043,143
Beverage, Food & Tobacco: 2.6%
		ARAMARK Corporation	Ba3	BB
	1,885,575	Term Loan, 2.408%, maturing January 26, 2014			1,734,729
	750,607	Term Loan, 2.073%, maturing January 27, 2014			711,552
	622,533	Term Loan, 2.408%, maturing January 27, 2014			590,823

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: (continued)
	$81,204		Term Loan, 3.598%, maturing July 26, 2016			$79,031
	1,234,754		Term Loan, 3.783%, maturing July 26, 2016			1,201,724
			Bolthouse Farms, Inc.	B1	B
	997,500		Term Loan, 5.500%, maturing February 11, 2016			996,872
			Iglo Birds Eye	NR	BB-
EUR	1,125,000	(3)	Term Loan, maturing May 21, 2016			1,417,187
			Michael Foods, Inc.	B1	BB-
	$1,000,000		Term Loan, 6.250%, maturing June 29, 2016			1,004,286
			Pinnacle Foods Holding Corporation	Ba3	B+
	7,383,951		Term Loan, 2.812%, maturing April 02, 2014			7,028,599
			United Biscuits Holdco, Ltd.	NR	NR
GBP	2,500,000		Term Loan, 3.066%, maturing December 15, 2014			3,650,038
EUR	775,940		Term Loan, 3.631%, maturing December 15, 2014			940,574
			Van Houtte, Inc.	Ba3	BB-
	$1,659,747		Term Loan, 3.033%, maturing July 19, 2014			1,614,796
	226,329		Term Loan, 3.033%, maturing July 19, 2014			220,199
						21,190,410
Buildings & Real Estate: 1.1%
			Capital Automotive, L.P.	Ba3	B
	3,969,458		Term Loan, 2.820%, maturing December 14, 2012			3,795,795
			Contech Construction Products, Inc.	B1	B
	1,116,620		Term Loan, 2.270%, maturing January 31, 2013			938,798
			Custom Building Products, Inc.	B1	B+
	1,051,525		Term Loan, 5.750%, maturing March 19, 2015			1,050,211
			John Maneely Company	B3	B
	2,447,306		Term Loan, 3.775%, maturing December 09, 2013			2,338,198
			KCPC Acquisition, Inc.	Ba3	CCC
	520,902		Term Loan, 2.563%, maturing May 22, 2014			444,720
	189,655		Term Loan, 2.688%, maturing May 22, 2014			161,918
						8,729,640
Cargo Transport: 1.0%
			Baker Tanks, Inc.	B2	B
	1,117,930		Term Loan, 4.913%, maturing May 08, 2014			1,063,990
			Ceva Group, PLC	B1	B-
	992,327		Term Loan, 3.260%, maturing November 04, 2013			883,171
	1,856,938		Term Loan, 3.260%, maturing November 04, 2013			1,652,675
	723,070		Term Loan, 3.533%, maturing November 04, 2013			643,533

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Cargo Transport: (continued)
			Dockwise Transport, N.V.	NR	NR
	$683,092		Term Loan, 2.283%,
			maturing January 11, 2015			$624,176
	487,613		Term Loan, 2.283%, maturing January 11, 2015			445,556
	575,488		Term Loan, 3.158%, maturing January 11, 2016			525,852
	487,613		Term Loan, 3.158%, maturing January 11, 2016			445,556
			Inmar, Inc.	B1	B
	610,853		Term Loan, 2.520%, maturing April 29, 2013			592,527
			US Shipping Partners, L.P.	B3	B-
	1,165,560		Term Loan, 9.200%, maturing November 12, 2013			981,984
						7,859,020
Cellular: 0.2%
			NTELOS, Inc.	Ba3	BB
	992,500		Term Loan, 5.750%, maturing August 07, 2015			997,085
	500,000	(3)	Term Loan, maturing August 07, 2015			501,250
						1,498,335
Chemicals, Plastics & Rubber: 6.2%
			AZ Chem US, Inc.	B1	BB-
EUR	635,473		Term Loan, 3.139%,
			maturing February 26, 2013			748,459
			Brenntag Holding GmbH & Co. KG	Ba2	BBB-
	$5,313,148		Term Loan, 4.029%,
			maturing January 20, 2014			5,273,299
	1,042,648		Term Loan, 4.037%, maturing January 20, 2014			1,024,401
			Celanese U.S. Holdings, LLC	Ba2	BB+
	3,442,334		Term Loan, 1.812%, maturing April 02, 2014			3,293,883
			Chemtura Corporation	Ba1	NR
	765,000	(3)	Term Loan, maturing August 11, 2016			769,781
			Chemtura Corporation	NR	NR
	1,250,000		Term Loan, 6.000%, maturing February 11, 2011			1,249,219
			Cristal Inorganic Chemicals, Inc.	B1	B
	3,277,067		Term Loan, 2.783%, maturing May 15, 2014			3,053,817
			GenTek Holding, LLC	B1	B+
	301,731		Term Loan, 7.000%, maturing October 29, 2014			302,598
			Hexion Specialty Chemicals, Inc.	Ba3	B-
	1,710,000		Term Loan, 2.499%, maturing May 05, 2013			1,560,375
	470,771		Term Loan, 4.187%, maturing May 05, 2015			450,763
	3,788,961		Term Loan, 4.313%, maturing May 05, 2015			3,633,613
	1,681,598		Term Loan, 4.313%, maturing May 05, 2015			1,612,653

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
		Huntsman International, LLC	Ba2	B+
	$4,760,155	Term Loan, 2.602%, maturing June 30, 2016			$4,546,692
		Ineos US Finance, LLC	B2	B
	424,242	Term Loan, 7.001%, maturing December 14, 2012			425,143
EUR	1,202,104	Term Loan, 7.501%, maturing December 16, 2013			1,503,374
	$1,319,795	Term Loan, 7.501%, maturing December 16, 2013			1,313,196
EUR	1,373,694	Term Loan, 8.001%, maturing December 16, 2014			1,717,968
	$1,587,646	Term Loan, 8.001%, maturing December 16, 2014			1,579,708
		ISP Chemco, Inc.	Ba3	BB
	2,875,394	Term Loan, 1.813%, maturing June 04, 2014			2,730,425
		JohnsonDiversey, Inc.	Ba2	BB-
	1,691,500	Term Loan, 5.500%, maturing November 24, 2015			1,701,015
		Lyondell Chemical Company	Ba3	BB
	750,000	Term Loan, 5.500%, maturing April 08, 2016			757,083
		MacDermid, Inc.	B2	B+
EUR	1,777,846	Term Loan, 2.828%, maturing April 11, 2014			2,082,686
	$1,758,577	Term Loan, 2.260%, maturing April 12, 2014			1,628,149
		Polypore, Inc.	Ba2	BB-
	3,159,728	Term Loan, 2.270%, maturing July 03, 2014			3,051,112
		Solutia, Inc.	Ba3	BB-
	1,296,750	Term Loan, 4.750%, maturing March 17, 2017			1,300,600
		Styron, Inc.	B2	B+
	3,450,000	Term Loan, 7.500%, maturing June 17, 2016			3,487,736
					50,797,748
Containers, Packaging & Glass: 4.6%
		Berry Plastics Corporation	B1	B
	5,683,924	Term Loan, 2.376%, maturing April 03, 2015			5,205,053
		Bway Holding Corporation	Ba3	B+
	914,286	Term Loan, 5.501%, maturing June 16, 2017			916,571
	85,714	Term Loan, 5.501%, maturing June 16, 2017			85,929
		Graham Packaging Company, L.P.	B1	B+
	2,379,307	Term Loan, 6.750%, maturing April 05, 2014			2,401,187
		Graphic Packaging International, Inc.	Ba3	BB+
	5,354,105	Term Loan, 2.521%, maturing May 16, 2014			5,202,407
		KLEOPATRA LUX 2 S.À. R.L	NR	NR
	4,078,679	Term Loan, 3.242%, maturing January 03, 2016			3,359,812
		OI European Group, B.V.	Baa2	BBB
EUR	647,541	Term Loan, 2.150%, maturing June 14, 2013			801,626
		Pro Mach, Inc.	B1	B
	$2,304,737	Term Loan, 2.520%,
		maturing December 14, 2011			1,959,026

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Containers, Packaging & Glass: (continued)
			Reynolds Group Holdings, Ltd.	B1	BB-
	$3,000,000		Term Loan, 5.750%, maturing May 05, 2016			$2,988,126
	1,242,188		Term Loan, 6.250%, maturing May 05, 2016			1,240,324
			Smurfit-Stone Container Corporation	B2	BB+
	3,895,000		Term Loan, 6.750%, maturing February 22, 2016			3,918,300
			Xerium Technologies, Inc.	Ba3	BB-
	3,750,000	(3)	Term Loan, 6.500%, maturing November 25, 2014			3,773,438
			Xerium Technologies, Inc.	B3	B+
	5,653,781		Term Loan, 8.250%, maturing May 25, 2015			5,417,029
						37,268,828
Data and Internet Services: 6.6%
			Activant Solutions, Inc.	B1	B
	43,086		Term Loan, 3.062%, maturing May 01, 2013			40,824
	2,986,089		Term Loan, 2.563%, maturing May 02, 2013			2,829,320
			Amadeus IT Group, S.A.	NR	NR
EUR	1,268,581		Term Loan, 4.147%, maturing July 01, 2013			1,560,003
EUR	1,268,581		Term Loan, 4.647%, maturing July 01, 2014			1,560,003
			Aspect Software, Inc.	Ba3	B+
	$1,246,875		Term Loan, 6.250%, maturing April 19, 2016			1,226,093
			AutoTrader.com, Inc.	Ba3	BB+
	1,350,000		Term Loan, 6.000%, maturing June 14, 2016			1,354,219
			Carlson Wagonlit Holdings, B.V.	B2	B-
	3,649,879		Term Loan, 4.225%, maturing August 03, 2012			3,390,738
			Dealer Computer Services, Inc.	Ba3	BB-
	5,245,879		Term Loan, 5.250%, maturing April 21, 2017			5,207,605
			First Data Corporation	B1	B+
	2,501,941		Term Loan, 3.014%, maturing September 24, 2014			2,143,382
	2,869,521		Term Loan, 3.014%, maturing September 24, 2014			2,455,056
	7,769,508		Term Loan, 3.014%, maturing September 24, 2014			6,649,246
			Information Solutions Company	Ba2	BB+
	625,000		Term Loan, 4.750%, maturing April 12, 2016			628,516
			Orbitz Worldwide, Inc.	B2	B+
	3,545,420		Term Loan, 3.326%, maturing July 25, 2014			3,332,060
			Sabre, Inc.	B1	B
	8,043,142		Term Loan, 2.338%, maturing September 30, 2014			7,255,733
			SAVVIS Communications Corporation	B1	B
	2,000,000		Term Loan, 6.755%, maturing July 30, 2016			1,980,500
			Sungard Data Systems, Inc.	Ba3	BB
	105,199		Term Loan, 2.043%, maturing February 28, 2014			100,728
	1,471,288		Term Loan, 6.750%, maturing February 28, 2014			1,477,594

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Data and Internet Services: (continued)
	$2,846,364		Term Loan, 4.038%,
			maturing February 26, 2016			$2,782,717
			Trans Union, LLC	Ba3	BB-
	3,420,000		Term Loan, 6.750%, maturing June 15, 2017			3,460,613
			Transaction Network Services, Inc.	Ba3	BB
	1,384,615		Term Loan, 6.000%, maturing November 18, 2015			1,390,385
			Transfirst Holdings, Inc.	B2	B
	997,429		Term Loan, 3.010%, maturing June 15, 2014			910,154
			Travelport, Inc.	Ba3	B
	709,999		Term Loan, 2.760%, maturing August 23, 2013			673,629
	970,000		Term Loan, 2.761%, maturing August 23, 2013			924,572
	158,600		Term Loan, 3.033%, maturing August 23, 2013			150,476
						53,484,166
Diversified / Conglomerate Manufacturing: 2.6%
			Brand Services, Inc.	B1	B
	2,634,905		Term Loan, 2.813%, maturing February 07, 2014			2,420,819
	1,152,204		Term Loan, 3.580%, maturing February 07, 2014			1,070,109
			Dresser, Inc.	B2	B+
	3,325,796		Term Loan, 2.612%, maturing May 04, 2014			3,163,663
			Edwards (Cayman Islands II), Ltd.	B3	B
	1,160,199		Term Loan, 2.260%, maturing May 31, 2014			1,052,881
			EPD, Inc.	NR	NR
	173,875		Term Loan, 2.770%, maturing July 31, 2014			151,054
	1,213,996		Term Loan, 2.770%, maturing July 31, 2014			1,054,659
			Ferretti, S.P.A.	NR	NR
EUR	577,808	(2)	Term Loan, 3.627%, maturing January 31, 2015			281,729
EUR	578,801	(2)	Term Loan, 4.127%, maturing January 31, 2016			282,214
EUR	98,380	(2)	Term Loan, 6.627%, maturing January 31, 2017			49,214
			Manitowoc Company, Inc.	B1	BB
	$1,000,000		Term Loan, 5.563%,
			maturing November 06, 2013			989,500
	766,239		Term Loan, 8.000%, maturing November 06, 2014			767,567
			Rexnord Corporation / RBS Global, Inc.	Ba3	BB-
	965,000		Term Loan, 2.563%, maturing July 19, 2013			926,099
	1,000,000		Term Loan, 2.813%, maturing July 19, 2013			959,688
			Sensata Technologies, B.V.	B1	BB
	6,053,570		Term Loan, 2.231%, maturing April 26, 2013			5,735,757
EUR	1,920,065		Term Loan, 2.893%, maturing April 26, 2013			2,264,994
						21,169,947

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: 3.8%
		Affinion Group, Inc.	Ba2	BB-
	$2,493,750	Term Loan, 5.000%,
		maturing October 10, 2016			$2,408,808
		AlixPartners, LLP	Ba3	BB
	2,578,769	Term Loan, 2.527%, maturing October 12, 2013			2,498,183
		Brickman Group Holdings, Inc.	B1	BB
	1,429,768	Term Loan, 2.533%, maturing January 23, 2014			1,358,279
		Brock Holdings, Inc.	B3	B
	1,276,688	Term Loan, 3.073%, maturing February 26, 2014			1,164,978
		Catalina Marketing Corporation	Ba2	BB-
	4,219,205	Term Loan, 3.012%, maturing October 01, 2014			4,045,163
		Coach America Holdings, Inc.	B2	B
	1,490,237	Term Loan, 3.230%, maturing April 18, 2014			1,188,464
	320,730	Term Loan, 3.283%, maturing April 20, 2014			255,783
		Fidelity National Information Services, Inc.	Ba1	BBB-
	3,300,000	Term Loan, 5.250%, maturing July 18, 2016			3,322,981
		Intergraph Corporation	B1	BB-
	1,000,000	Term Loan, 4.549%, maturing May 29, 2014			998,125
		ISS Holding A/S	NR	NR
EUR	240,402	Term Loan, 2.720%, maturing December 31, 2013			290,539
EUR	42,895	Term Loan, 2.720%, maturing December 31, 2013			51,841
EUR	32,118	Term Loan, 2.720%, maturing December 31, 2013			38,816
EUR	227,055	Term Loan, 2.720%, maturing December 31, 2013			274,409
EUR	424,609	Term Loan, 2.720%, maturing December 31, 2013			513,163
EUR	3,032,921	Term Loan, 2.720%, maturing December 31, 2013			3,665,453
		ISTA International GmbH	NR	NR
EUR	1,617,426	Term Loan, 3.036%, maturing May 14, 2015			1,809,673
EUR	377,847	Term Loan, 3.036%, maturing May 14, 2015			422,758
		Valleycrest Companies, LLC	B2	B
	$1,669,420	Term Loan, 2.540%,
		maturing March 12, 2014			1,548,387
		Vertafore, Inc.	B1	B+
	750,000	Term Loan, 6.750%, maturing July 29, 2016			748,031
		West Corporation	B1	BB-
	2,139,629	Term Loan, 2.641%, maturing October 24, 2013			2,050,986
	2,107,827	Term Loan, 4.141%, maturing July 15, 2016			2,067,867
					30,722,687

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified Natural Resources, Precious Metals & Minerals: 0.4%
		Georgia Pacific, LLC	Ba1	BBB
	$1,700,027	Term Loan, 2.326%,
		maturing December 20, 2012			$1,680,902
	1,003,071	Term Loan, 2.502%, maturing December 21, 2012			991,786
	643,250	Term Loan, 3.786%, maturing December 23, 2014			641,491
					3,314,179
Ecological: 0.2%
		Synagro Technologies, Inc.	B3	CCC+
	1,067,000	Term Loan, 2.280%, maturing April 02, 2014			907,839
		Synagro Technologies, Inc.	Caa3	CCC-
	590,000	Term Loan, 5.030%, maturing October 02, 2014			464,256
					1,372,095
Electronics: 2.2%
		Aeroflex, Inc.	Ba3	BB-
	1,960,168	Term Loan, 3.625%, maturing August 15, 2014			1,852,359
		Brocade Communications Systems, Inc.	Ba2	BBB-
	631,440	Term Loan, 7.000%, maturing October 07, 2013			635,517
		FCI International, S.A.S.	B2	NR
	343,834	Term Loan, 3.030%, maturing September 30, 2012			321,055
	314,400	Term Loan, 3.030%, maturing September 30, 2012			293,571
		Freescale Semiconductor, Inc.	B2	B-
	4,176,075	Term Loan, 4.562%, maturing December 01, 2016			3,750,638
		Infor Enterprise Solutions Holdings, Inc.	B1	B+
	485,000	Term Loan, 5.020%, maturing July 28, 2015			434,075
EUR	965,000	Term Loan, 5.584%, maturing July 28, 2015			1,093,801
	$838,351	Term Loan, 6.020%, maturing July 28, 2015			750,324
	1,606,840	Term Loan, 6.020%, maturing July 28, 2015			1,442,139
		Infor Enterprise Solutions Holdings, Inc.	Caa2	CCC+
EUR	500,000	Term Loan, 6.890%,
		maturing March 02, 2014			408,430
		Intersil Corporation	Ba2	BB+
	$500,000	Term Loan, 4.750%, maturing April 27, 2016			501,313
		Kronos, Inc.	Ba3	B+
	3,567,546	Term Loan, 2.533%, maturing June 11, 2014			3,366,872
		Redprairie Corporation	B2	B+
	997,500	Term Loan, 6.000%, maturing March 24, 2016			996,253
		Spansion, LLC	NR	BB-
	1,870,313	Term Loan, 7.500%, maturing January 08, 2015			1,858,234
					17,704,581

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Finance: 2.6%
		Interactive Data Corporation	Ba3	B+
$5,000,000		Term Loan, 6.750%,
		maturing January 27, 2017			$5,043,750
		LPL Holdings, Inc.	Ba3	B+
1,042,359		Term Loan, 3.128%, maturing June 28, 2013			1,017,603
3,281,048		Term Loan, 4.250%, maturing June 25, 2015			3,190,819
1,995,000		Term Loan, 5.250%, maturing June 28, 2017			1,985,025
		MSCI, Inc.	Ba2	BB+
5,486,250		Term Loan, 4.750%, maturing June 01, 2016			5,514,822
		Nuveen Investments, Inc.	B3	B
4,893,540		Term Loan, 3.511%, maturing November 13, 2014			4,339,195
					21,091,214
Gaming: 3.3%
		Cannery Casino Resorts, LLC	B3	B
481,740		Term Loan, 4.516%, maturing May 17, 2013			437,982
398,340		Term Loan, 4.545%, maturing May 20, 2013			362,158
	(1)	Fontainebleau Las Vegas, LLC	NR	NR
845,005	(2)	Term Loan, 6.000%, maturing June 06, 2014			179,564
1,690,010	(2)	Term Loan, 6.000%, maturing June 06, 2014			359,127
		Golden Nugget, Inc.	Caa3	CC
1,130,391		Term Loan, 3.283%, maturing June 30, 2014			921,623
1,984,680		Term Loan, 3.320%, maturing June 30, 2014			1,618,136
	(1)	Green Valley Ranch Gaming, LLC	C	NR
500,000	(2)	Term Loan, 3.507%, maturing August 16, 2014			22,500
		Harrahs Operating Company, Inc.	Caa1	B
4,102,900		Term Loan, 3.498%, maturing January 28, 2015			3,525,163
1,271,982		Term Loan, 3.498%, maturing January 28, 2015			1,095,278
3,641,345		Term Loan, 3.498%, maturing January 28, 2015			3,123,203
1,547,778		Term Loan, 9.500%, maturing October 31, 2016			1,584,859
		Isle of Capri Casinos, Inc.	B1	B+
229,498		Term Loan, 5.000%, maturing November 25, 2013			219,027
511,332		Term Loan, 5.000%, maturing November 25, 2013			488,003
1,278,330		Term Loan, 5.000%, maturing November 25, 2013			1,220,006
		Las Vegas Sands, LLC	NR	B
1,028,742		Term Loan, 3.010%, maturing November 23, 2016			934,869
4,072,979		Term Loan, 3.010%, maturing November 23, 2016			3,707,141

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Gaming: (continued)
	(1)	New World Gaming Partners, Ltd.	Caa3	D
$662,035	(2)	Term Loan, 3.046%,
		maturing September 30, 2014			$645,484
3,268,590	(2)	Term Loan, 3.048%, maturing September 30, 2014			3,186,875
		Penn National Gaming, Inc.	Ba2	BB+
14,407		Term Loan, 2.055%, maturing October 03, 2012			14,097
		Seminole Tribe of Florida	Ba1	BBB
19,992		Term Loan, 2.063%, maturing March 05, 2014			18,718
		VML US Finance, LLC	B2	B
454,415		Term Loan, 5.040%, maturing May 25, 2012			448,045
3,079,060		Term Loan, 5.040%, maturing May 27, 2013			3,021,648
					27,133,506
Healthcare, Education and Childcare: 13.4%
		AGA Medical Corporation	B2	BB-
2,722,471		Term Loan, 2.558%, maturing April 26, 2013			2,491,061
		Bausch & Lomb, Inc.	B1	BB-
382,422		Term Loan, 3.510%, maturing April 24, 2015			367,343
1,578,947		Term Loan, 3.589%, maturing April 24, 2015			1,516,686
		Biomet, Inc.	B1	BB-
5,933,907		Term Loan, 3.497%, maturing March 25, 2015			5,747,796
		Bright Horizons Family Solutions, Inc.	Ba2	BB-
461,176		Term Loan, 7.500%, maturing May 28, 2015			462,082
		Catalent Pharma Solutions, Inc.	Ba3	BB-
5,582,889		Term Loan, 2.510%, maturing April 10, 2014			5,046,931
		CHG Medical Staffing, Inc.	Ba3	B+
1,798,500		Term Loan, 2.762%, maturing December 30, 2013			1,753,537
400,000		Term Loan, 2.900%, maturing December 30, 2013			390,000
		CHS/Community Health Systems, Inc.	Ba3	BB
477,091		Term Loan, 2.549%, maturing July 25, 2014			450,769
9,778,515		Term Loan, 2.549%, maturing July 25, 2014			9,239,005
		Concentra Operating Corporation	Ba3	B+
2,643,276		Term Loan, 2.790%, maturing June 25, 2014			2,489,086
		CRC Health Corporation	B1	B+
575,240		Term Loan, 2.783%, maturing February 06, 2013			526,345
651,497		Term Loan, 2.783%, maturing February 06, 2013			596,120
		Education Management Corporation	B1	BB
1,110,775		Term Loan, 2.313%, maturing June 03, 2013			1,020,524
		Emdeon Business Services, LLC	Ba3	BB
2,712,219		Term Loan, 2.383%, maturing November 16, 2013			2,634,243

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		EMSC, L.P.	Baa3	BB+
	$496,875	Term Loan, 3.286%, maturing April 08, 2015			$498,117
		Gambro Holding AB	NR	NR
	1,670,984	Term Loan, 2.852%, maturing June 05, 2014			1,487,176
SEK	2,111,070	Term Loan, 3.340%, maturing June 05, 2014			254,007
SEK	2,146,343	Term Loan, 3.340%, maturing June 05, 2014			258,251
	$1,670,984	Term Loan, 3.352%, maturing June 05, 2015			1,487,176
SEK	2,146,343	Term Loan, 3.840%, maturing June 05, 2015			258,251
SEK	2,111,070	Term Loan, 3.840%, maturing June 05, 2015			254,007
		Harlan Sprague Dawley, Inc.	B3	BB-
	$3,416,000	Term Loan, 3.770%, maturing July 11, 2014			3,097,174
		Harrington Holdings, Inc.	B1	BB-
	2,580,000	Term Loan, 2.510%, maturing December 28, 2013			2,541,300
		HCA, Inc.	Ba3	BB
	3,584,264	Term Loan, 2.783%, maturing November 18, 2013			3,458,195
	8,595,778	Term Loan, 3.783%, maturing March 31, 2017			8,339,916
		Health Management Associates, Inc.	B1	BB-
	3,448,053	Term Loan, 2.283%, maturing February 28, 2014			3,236,860
		Iasis Healthcare, LLC	Ba2	B+
	3,562,211	Term Loan, 2.260%, maturing March 14, 2014			3,380,389
	1,232,882	Term Loan, 2.260%, maturing March 14, 2014			1,169,953
	335,478	Term Loan, 3.159%, maturing March 14, 2014			318,355
		IM US Holdings, LLC	Ba2	BB
	3,882,756	Term Loan, 2.391%, maturing June 26, 2014			3,741,036
		IM US Holdings, LLC	B2	B-
	1,000,000	Term Loan, 4.510%, maturing June 26, 2015			969,375
		IMS Health, Inc.	Ba3	BB
EUR	989,818	Term Loan, 5.500%, maturing January 31, 2016			1,248,071
	$1,980,480	Term Loan, 5.250%, maturing February 26, 2016			1,988,319
		inVentiv Health, Inc.	Ba3	BB-
	2,140,000	Term Loan, 6.500%, maturing August 04, 2016			2,140,000
		Molnlycke Health Care Group	NR	NR
EUR	200,000	Term Loan, 2.625%, maturing March 30, 2015			239,232
GBP	250,000	Term Loan, 2.573%, maturing March 31, 2015			358,432
EUR	170,016	Term Loan, 2.875%, maturing March 30, 2016			203,367

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
GBP	203,835	Term Loan, 2.823%,
		maturing March 31, 2016			$292,244
		National Mentor, Inc.	Ba3	B
	$68,040	Term Loan, 2.300%, maturing June 29, 2013			59,592
	2,105,519	Term Loan, 2.540%, maturing June 29, 2013			1,844,083
		Nyco Holdings 3 ApS	NR	NR
EUR	504,944	Term Loan, 4.469%, maturing December 29, 2014			595,841
EUR	1,317,855	Term Loan, 4.469%, maturing December 29, 2014			1,555,088
EUR	51,795	Term Loan, 4.469%, maturing December 29, 2014			61,119
EUR	366,234	Term Loan, 4.469%, maturing December 29, 2014			432,162
EUR	81,310	Term Loan, 4.469%, maturing December 29, 2014			95,947
EUR	504,819	Term Loan, 5.219%, maturing December 29, 2015			595,694
EUR	1,317,531	Term Loan, 5.219%, maturing December 29, 2015			1,554,706
EUR	81,290	Term Loan, 5.219%, maturing December 29, 2015			95,923
EUR	51,782	Term Loan, 5.219%, maturing December 29, 2015			61,104
EUR	366,144	Term Loan, 5.291%, maturing December 29, 2015			432,056
		Quintiles Transnational Corporation	Ba2	BB
	$1,196,415	Term Loan, 2.441%,
		maturing March 29, 2013			1,165,010
		Renal Advantage, Inc.	Ba3	B
	3,200,000	Term Loan, 6.000%, maturing June 03, 2016			3,210,000
		Rural/Metro Operating Company, LLC	Ba3	BB
	746,250	Term Loan, 7.000%, maturing December 09, 2014			750,914
		Skilled Healthcare Group, Inc.	B1	CCC+
	1,246,875	Term Loan, 5.250%, maturing April 08, 2016			1,174,400
		Sterigenics International, Inc.	B3	B+
	1,233,398	Term Loan, 2.790%, maturing November 21, 2013			1,162,478
		Sun Healthcare Group, Inc.	Ba2	B+
	196,552	Term Loan, 2.533%, maturing April 21, 2014			192,129
	331,512	Term Loan, 3.645%, maturing April 21, 2014			324,053
		Surgical Care Affiliates, LLC	Ba3	B
	1,922,723	Term Loan, 2.534%, maturing December 29, 2014			1,797,746
		Team Health, Inc.	B1	BB
	661,469	Term Loan, 2.391%, maturing November 23, 2012			634,183

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
			United Surgical Partners International, Inc.	Ba3	B
	$2,028,629		Term Loan, 2.380%, maturing April 19, 2014			$1,905,221
	383,276		Term Loan, 2.270%, maturing April 21, 2014			359,960
			Universal Health Services, Inc.	Ba2	BB+
	3,125,000	(3)	Term Loan, maturing July 28, 2016			3,124,246
			Vanguard Health Holdings Company II, LLC	Ba2	BB-
	997,500		Term Loan, 5.000%, maturing January 29, 2016			988,268
			VWR International, Inc.	B1	B+
EUR	2,450,636		Term Loan, 3.128%, maturing June 29, 2014			2,839,800
	$2,450,636		Term Loan, 2.760%, maturing June 30, 2014			2,292,876
			Warner Chilcott Company, LLC	Ba3	BB
	1,110,462		Term Loan, 6.000%, maturing October 30, 2014			1,111,029
	871,282		Term Loan, 6.250%, maturing April 30, 2015			871,870
	523,236		Term Loan, 6.250%, maturing April 30, 2015			523,589
	306,373	(3)	Term Loan, maturing February 20, 2016			308,160
	943,627	(3)	Term Loan, maturing February 20, 2016			948,739
						109,018,717
Home & Office Furnishings: 0.9%
			Global Garden Products Italy, S.P.A.	NR	NR
EUR	745,552	(2)	Term Loan, 3.206%, maturing August 31, 2016			830,900
EUR	745,552	(2)	Term Loan, 3.206%, maturing August 31, 2017			830,900
			Hilding Anders AB	NR	NR
SEK	20,194,780		Term Loan, 3.008%, maturing March 31, 2015			2,173,912
EUR	367,247		Term Loan, 3.910%, maturing April 25, 2015			369,754
			National Bedding Company	B1	BB-
	$1,072,656		Term Loan, 2.375%,
			maturing February 28, 2013			1,029,749
			Springs Window Fashions, LLC	B2	B+
	2,087,470		Term Loan, 3.313%, maturing December 31, 2012			1,988,315
						7,223,530
Insurance: 2.0%
			AmWINS Group, Inc.	B2	B-
	2,373,313		Term Loan, 2.901%, maturing June 08, 2013			2,204,214
			Applied Systems, Inc.	B1	B-
	1,186,574		Term Loan, 2.760%, maturing September 26, 2013			1,100,547
			C.G. JCF Corporation	B2	B
	1,818,076		Term Loan, 3.270%, maturing August 01, 2014			1,695,356

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Insurance: (continued)
		Conseco, Inc.	B2	B-
$2,215,121		Term Loan, 7.500%,
		maturing October 10, 2013			$2,171,512
		HMSC Corporation	B3	B-
3,060,732		Term Loan, 2.510%, maturing April 03, 2014			2,448,585
		Hub International, Ltd.	B2	B
2,382,216		Term Loan, 3.033%, maturing June 13, 2014			2,218,439
535,473		Term Loan, 3.033%, maturing June 13, 2014			498,659
		Sedgwick Holdings, Inc.	B1	B+
1,396,500		Term Loan, 5.500%, maturing May 27, 2016			1,393,009
		USI Holdings Corporation	B2	B-
595,500		Term Loan, 7.000%, maturing April 15, 2014			579,124
2,673,639		Term Loan, 3.290%, maturing May 05, 2014			2,463,090
					16,772,535
Leisure, Amusement, Entertainment: 3.8%
		24 Hour Fitness Worldwide, Inc.	Ba2	B+
2,250,000		Term Loan, 6.750%, maturing April 22, 2016			2,105,156
		Alpha D2, Ltd.	NR	NR
1,506,081		Term Loan, 2.424%, maturing December 31, 2013			1,383,540
1,017,315		Term Loan, 2.424%, maturing December 31, 2013			934,542
		AMF Bowling Worldwide, Inc.	B1	B
2,881,995		Term Loan, 2.793%, maturing June 08, 2013			2,516,941
		Cedar Fair, L.P.	Ba2	BB-
3,125,000		Term Loan, 5.500%, maturing December 15, 2016			3,143,800
		HIT Entertainment, Inc.	B1	CCC+
3,387,069		Term Loan, 5.685%, maturing June 01, 2012			3,176,224
		Live Nation Entertainment, Inc.	Ba2	BB-
997,500		Term Loan, 4.500%, maturing November 07, 2016			980,460
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
10,789,173	(2)	Term Loan, 20.500%, maturing April 09, 2012			4,627,357
11,764,787	(2)	Term Loan, 20.500%, maturing April 09, 2012			5,045,788
		NEP II, Inc.	B1	B
4,205,581		Term Loan, 2.314%, maturing February 16, 2014			3,990,045
		Regal Cinemas Corporation	Ba3	BB-
2,963,101		Term Loan, 4.033%, maturing November 21, 2016			2,934,087
					30,837,940
Lodging: 2.7%
		Audio Visual Services Corporation	NR	NR
1,458,750		Term Loan, 2.790%, maturing February 28, 2014			1,108,650

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Lodging: (continued)
			HDC Mezz 1 Partners, L.P.	B1	B+
	$24,600,000		Term Loan, 2.026%,
			maturing January 15, 2011			$20,664,000
						21,772,650
Machinery: 1.0%
			Bucyrus International, Inc.	Ba2	BB
	2,992,626		Term Loan, 4.500%, maturing February 19, 2016			3,012,826
			Kion Group GmbH	NR	NR
	506,361		Term Loan, 2.510%, maturing December 23, 2014			397,212
EUR	1,252,951		Term Loan, 4.390%, maturing December 23, 2014			1,275,209
	$506,361		Term Loan, 2.760%, maturing December 23, 2015			397,212
EUR	1,158,821		Term Loan, 4.640%, maturing December 23, 2015			1,179,407
			NACCO Materials Handling Group, Inc.	NR	NR
	$1,952,248		Term Loan, 2.201%,
			maturing March 22, 2013			1,761,904
						8,023,770
Mining, Steel, Iron & Nonprecious Metals: 1.2%
			Fairmount Minerals, Ltd.	B1	BB
	2,100,000	(3)	Term Loan, 6.750%, maturing August 05, 2016			2,104,814
			Noranda Aluminum Acquisition Corporation	Ba3	B+
	1,696,411		Term Loan, 2.047%, maturing May 18, 2014			1,598,867
			Novelis Corporation	Ba1	BB-
	1,515,625		Term Loan, 2.270%, maturing July 06, 2014			1,454,789
	3,334,571		Term Loan, 2.395%, maturing July 06, 2014			3,200,724
			Oxbow Carbon, LLC	B1	BB+
	1,989,774		Term Loan, 2.533%, maturing May 08, 2014			1,876,606
						10,235,800
Non-North American Cable: 2.9%
			Casema Bidco / Serpering Investments, B.V.	NR	NR
EUR	445,242	(3)	Term Loan, 3.375%, maturing September 15, 2014			549,887
EUR	227,032	(3)	Term Loan, 3.375%, maturing September 15, 2014			280,391
EUR	342,012	(3)	Term Loan, 3.375%, maturing September 15, 2014			422,396
EUR	111,034	(3)	Term Loan, 4.125%, maturing September 14, 2015			137,131
EUR	870,558		Term Loan, 4.125%, maturing September 14, 2015			1,075,167
			Numericable / YPSO France SAS	NR	NR
EUR	450,043		Term Loan, 4.390%, maturing June 16, 2014			435,700
EUR	734,279		Term Loan, 4.390%, maturing June 16, 2014			710,877

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Non-North American Cable: (continued)
EUR	620,708	Term Loan, 4.390%, maturing June 16, 2014			$600,925
EUR	438,238	Term Loan, 4.890%, maturing December 31, 2015			423,986
EUR	233,327	Term Loan, 4.890%, maturing December 31, 2015			225,739
		UPC Broadband Holding, B.V.	Ba3	B+
	$1,406,849	Term Loan, 4.251%, maturing December 30, 2016			1,356,202
EUR	3,441,622	Term Loan, 4.395%, maturing December 31, 2016			4,057,816
	$2,593,151	Term Loan, 4.251%, maturing December 29, 2017			2,488,616
EUR	2,482,502	Term Loan, 4.645%, maturing December 31, 2017			2,934,771
		Virgin Media Investment Holdings, Ltd.	Ba1	BB+
GBP	5,000,000	Term Loan, 4.778%,
		maturing December 31, 2015			7,484,307
					23,183,911
North American Cable: 8.0%
		Block Communications, Inc.	Ba1	BB
	$1,193,750	Term Loan, 2.260%,
		maturing December 22, 2011			1,131,078
		Bresnan Communications, LLC	B1	BB-
	3,690,625	Term Loan, 2.309%, maturing March 29, 2014			3,670,441
		Cequel Communications, LLC	Ba3	BB-
	21,470,884	Term Loan, 2.295%, maturing November 05, 2013			20,708,904
		Charter Communications Operating, LLC	Ba2	BB+
	1,539,909	Term Loan, 2.260%, maturing March 06, 2014			1,462,144
	12,501,002	Term Loan, 3.790%, maturing September 06, 2016			11,987,573
		CSC Holdings, Inc.	Baa3	BBB-
	2,020,493	Term Loan, 2.017%, maturing March 29, 2016			1,967,817
		Insight Midwest Holdings, LLC	Ba3	B+
	1,068,735	Term Loan, 2.132%, maturing April 07, 2014			1,022,423
		Knology, Inc.	B1	B+
	2,814,475	Term Loan, 4.033%, maturing June 30, 2014			2,737,077
		Mediacom Broadband, LLC	Ba3	BB-
	4,852,621	Term Loan, 5.500%, maturing January 31, 2015			4,519,003
	2,000,000	Term Loan, 4.500%, maturing October 23, 2017			1,909,376
		Mediacom LLC Group	Ba3	BB-
	5,297,116	Term Loan, 2.010%, maturing January 31, 2015			4,881,266

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
North American Cable: (continued)
	$1,786,500		Term Loan, 5.500%,
			maturing March 31, 2017			$1,758,575
			San Juan Cable, LLC	B1	BB-
	1,838,131		Term Loan, 2.050%, maturing October 31, 2012			1,750,819
			Wideopenwest Finance, LLC	B1	B-
	5,702,357		Term Loan, 2.793%, maturing June 18, 2014			5,271,117
						64,777,613
Oil & Gas: 1.1%
			Alon USA Energy, Inc.	B1	B+
	213,333		Term Loan, 2.510%, maturing June 22, 2013			158,933
	1,706,667		Term Loan, 2.594%, maturing June 22, 2013			1,271,467
			CGGVeritas Services, Inc.	Ba1	BB
	1,972,703		Term Loan, 5.500%, maturing January 12, 2016			1,950,510
			Hercules Offshore, LLC	B2	B-
	2,160,391		Term Loan, 6.000%, maturing July 11, 2013			1,914,647
			MEG Energy Corporation	B1	BB+
	3,163,499		Term Loan, 6.000%, maturing April 03, 2016			3,166,133
			Targa Resources, Inc.	B1	B+
	298,638		Term Loan, 5.750%, maturing July 05, 2016			298,862
						8,760,552
Other Broadcasting and Entertainment: 1.2%
			Nielson Finance, LLC	Ba3	B+
	221,858		Term Loan, 2.295%, maturing August 09, 2013			212,627
	4,639,251		Term Loan, 4.045%, maturing May 02, 2016			4,498,417
	3,574,600		Term Loan, 4.045%, maturing May 02, 2016			3,439,438
			TWCC Holding Corporation	Ba2	BB
	1,984,297		Term Loan, 5.000%, maturing September 14, 2015			1,988,514
						10,138,996
Other Telecommunications: 1.8%
			Asurion Corporation	Ba3	B+
	4,218,125		Term Loan, 3.311%, maturing July 03, 2014			4,038,268
			BCM Ireland Holdings, Ltd.	B1	B+
EUR	1,312,967		Term Loan, 2.500%,
			maturing September 30, 2014			1,393,986
EUR	1,313,237		Term Loan, 2.750%,
			maturing September 30, 2015			1,394,272
			Consolidated Communications, Inc.	B1	B+
	$1,000,000		Term Loan, 2.770%,
			maturing December 31, 2014			951,875
		(1)	Hawaiian Telcom Communications, Inc.	NR	NR
	1,905,829		Term Loan, 4.750%, maturing June 01, 2014			1,515,134
			Kentucky Data Link, Inc.	B1	B-
	2,713,443		Term Loan, 2.510%, maturing February 26, 2014			2,679,525

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Fair
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Other Telecommunications: (continued)
	Time Warner Telecom Holdings, Inc.	Ba1	B+
$561	Term Loan, 2.020%,
	maturing January 07, 2013			$543
	U.S. Telepacific Corporation	B1	CCC+
3,092,250	Term Loan, 9.250%, maturing August 17, 2015			3,110,612
				15,084,215
Personal & Nondurable Consumer Products: 2.3%
	Advantage Sales & Marketing, Inc.	Ba3	B+
1,995,000	Term Loan, 5.000%, maturing May 05, 2016			1,985,336
	Bushnell, Inc.	B2	B-
1,659,702	Term Loan, 4.783%, maturing August 24, 2013			1,529,001
	Fender Musical Instruments Corporation	B2	B
1,009,053	Term Loan, 2.550%, maturing June 09, 2014			852,650
1,997,505	Term Loan, 2.790%, maturing June 09, 2014			1,687,892
	Hillman Group, Inc.	Ba3	B+
900,000	Term Loan, 5.500%, maturing May 27, 2016			902,813
	Huish Detergents, Inc.	Ba2	BB
2,218,722	Term Loan, 2.020%, maturing April 26, 2014			2,110,004
	Information Resources, Inc.	Ba3	B
267,268	Term Loan, 3.339%, maturing May 16, 2014			255,909
	Jarden Corporation	Ba1	BB+
2,425,630	Term Loan, 3.783%, maturing January 26, 2015			2,416,534
	KIK Custom Products, Inc.	B3	CCC+
288,991	Term Loan, 2.520%, maturing June 02, 2014			240,946
1,685,780	Term Loan, 2.520%, maturing June 02, 2014			1,405,519
	Spectrum Brands, Inc.	B2	B
2,400,000	Term Loan, 8.000%, maturing June 16, 2016			2,430,751
	Yankee Candle Company, Inc.	Ba3	BB-
2,802,838	Term Loan, 2.270%, maturing February 06, 2014			2,678,301
				18,495,656
Personal, Food & Miscellaneous: 2.2%
	Acosta, Inc.	B1	B
4,203,504	Term Loan, 2.520%, maturing July 28, 2013			4,019,601
	Culligan International Company	B3	B-
951,250	Term Loan, 2.520%, maturing November 24, 2012			764,765
	N.E.W. Customer Services Companies, Inc.	Ba3	B+
2,446,429	Term Loan, 6.000%, maturing March 05, 2016			2,414,319
	NPC International, Inc.	Ba3	B+
971,972	Term Loan, 2.171%, maturing May 03, 2013			930,663

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Personal, Food & Miscellaneous: (continued)
			OSI Restaurant Partners, Inc.	B3	B+
	$511,156		Term Loan, 2.802%, maturing June 14, 2013			$453,731
	5,358,941		Term Loan, 2.875%, maturing June 14, 2014			4,756,896
			Seminole Hard Rock Entertainment, Inc.	B2	BB
	1,000,000		Floating Rate Note, 2.571%, maturing March 15, 2014			872,500
			Wendys/Arbys Restaurants, LLC	Ba2	BB
	1,500,000		Term Loan, 5.000%, maturing May 24, 2017			1,505,063
			Whitelabel IV, S.A.	Ba3	B+
EUR	583,833	(3)	Term Loan, maturing July 14, 2017			733,850
EUR	966,167	(3)	Term Loan, maturing July 14, 2017			1,214,424
						17,665,812
Printing & Publishing: 9.8%
			American Achievement Corporation	B1	B+
	$296,611		Term Loan, 6.250%,
			maturing March 25, 2011			283,264
			Black Press, Ltd.	B1	B-
	772,942		Term Loan, 2.297%, maturing August 02, 2013			674,392
	1,269,774		Term Loan, 2.299%, maturing August 02, 2013			1,107,878
			Caribe Information Investments, Inc.	B2	CCC-
	2,609,637		Term Loan, 2.734%, maturing March 31, 2013			1,996,372
			Cengage Learning, Inc.	B2	B+
	711,111		Revolver, 0.904%, maturing July 05, 2013			577,778
	6,726,600		Term Loan, 3.030%, maturing July 03, 2014			5,987,441
			Cenveo Corporation	Ba2	BB
	24,457		Term Loan, 5.039%, maturing June 21, 2013			24,006
	1,491,985		Term Loan, 5.039%, maturing June 21, 2013			1,464,478
			CW Acquisition Limited Partnership	Ba3	BB
	1,961,667		Term Loan, 9.000%, maturing July 13, 2016			1,965,345
			Dex Media East, LLC	B1	B+
	3,333,581		Term Loan, 2.907%, maturing October 24, 2014			2,573,524
			Dex Media West, LLC	Ba3	B+
	2,253,903		Term Loan, 7.000%, maturing October 24, 2014			1,959,955
			Flint Group Holdings S.A.R.L.	NR	NR
	841,151		Term Loan, 2.639%, maturing December 31, 2014			768,251
	353,279		Term Loan, 2.639%, maturing December 31, 2014			322,661
	2,333,333		Term Loan, 2.639%, maturing May 29, 2015			2,131,110

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
EUR	666,667		Term Loan, 2.970%, maturing May 29, 2015			$792,797
	$1,277,104		Term Loan, 2.639%,
			maturing December 31, 2015			1,166,422
			Hanley Wood, LLC	Caa1	CCC
	2,661,102		Term Loan, 2.623%, maturing March 08, 2014			1,197,496
			Intermedia Outdoor, Inc.	NR	NR
	1,918,047		Term Loan, 3.283%, maturing January 31, 2013			1,590,780
			Mediannuaire Holding	NR	NR
EUR	1,687,676		Term Loan, 2.968%, maturing October 10, 2014			1,520,439
EUR	1,686,673		Term Loan, 3.468%, maturing October 09, 2015			1,516,622
			Merrill Communications, LLC	B2	CCC+
	$5,527,710		Term Loan, 3.280%,
			maturing December 24, 2012			5,223,686
			Nelson Canada, Ltd.	B1	B
	2,867,628		Term Loan, 3.033%, maturing July 05, 2014			2,523,513
			PagesJaunes Groupe, S.A.	NR	NR
EUR	1,100,000		Term Loan, 2.218%,
			maturing November 22, 2013			1,200,278
			PBL Media Finance Pty., Ltd.	B1	NR
AUD	24,331,191		Term Loan, 7.128%,
			maturing February 05, 2013			18,519,377
			Penton Media, Inc.	Caa1	CCC+
	$2,136,263		Term Loan, 5.000%,
			maturing August 01, 2014			1,490,044
			Quad/Graphics, Inc.	Ba2	BB+
	1,800,000		Term Loan, 5.500%, maturing April 14, 2016			1,725,300
			R.H. Donnelley Corporation	B1	B
	3,735,405		Term Loan, 9.000%, maturing October 24, 2014			3,219,919
			Source Media, Inc.	B2	B
	3,420,812		Term Loan, 6.040%, maturing November 08, 2011			3,275,427
			Springer Science + Business Media, S.A.	B1	B+
	2,000,000		Term Loan, 6.751%, maturing June 17, 2016			1,991,666
			SuperMedia, Inc.	B3	B-
	10,275,676		Term Loan, 11.000%, maturing December 31, 2015			8,233,385
			FM Mergerco, Inc.	Caa2	CCC
	998,010		Term Loan, 9.000%, maturing June 14, 2016			973,060
		(1)	Tribune Company	NR	NR
	1,491,225	(2)	Term Loan, 5.250%, maturing June 04, 2014			946,661
			Yell Group, PLC	NR	NR
	1,690,294		Term Loan, 4.010%, maturing July 31, 2014			1,011,359
						79,954,686

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Radio and TV Broadcasting: 5.4%
			Citadel Broadcasting Corporation	Ba2	BB+
	$1,575,178		Term Loan, 11.000%,
			maturing June 03, 2015			$1,660,041
			CMP KC, LLC	NR	NR
	2,007,994	(2)	Term Loan, 6.250%, maturing May 03, 2011			170,680
			CMP Susquehanna Corporation	Caa1	B-
	3,838,770		Term Loan, 2.313%, maturing May 05, 2013			3,446,256
			Cumulus Media, Inc.	Caa1	B-
	4,534,315		Term Loan, 4.012%, maturing June 11, 2014			4,112,057
			FoxCo Acquisition, LLC	B2	B
	1,084,969		Term Loan, 7.500%, maturing July 14, 2015			1,049,369
			Local TV Finance, LLC	B2	B-
	2,298,000		Term Loan, 2.270%, maturing May 07, 2013			2,056,710
			Nexstar Broadcasting, Inc.	Ba3	BB-
	633,750		Term Loan, 5.000%, maturing September 30, 2016			630,581
	991,250		Term Loan, 5.006%, maturing September 30, 2016			986,294
			ProSiebenSat.1 Media AG	NR	NR
EUR	1,186,386		Term Loan, 2.390%, maturing July 02, 2014			1,335,972
EUR	64,386		Term Loan, 2.390%, maturing July 02, 2014			72,504
EUR	220,233		Term Loan, 2.390%,
			maturing March 02, 2015			248,001
EUR	1,339,945		Term Loan, 2.765%, maturing June 26, 2015			1,525,862
EUR	60,287		Term Loan, 2.765%, maturing July 03, 2015			68,652
			Regent Broadcasting, LLC	NR	NR
	$1,783,452		Term Loan, 5.250%, maturing April 27, 2014			1,747,783
			Sinclair Television Group, Inc.	Ba1	BB
	1,145,455		Term Loan, 5.500%, maturing October 29, 2015			1,149,988
			Spanish Broadcasting Systems, Inc.	Caa3	B-
	2,327,416		Term Loan, 2.290%, maturing June 11, 2012			2,158,678
			Univision Communications, Inc.	B2	B-
	24,944,918		Term Loan, 2.510%, maturing September 29, 2014			21,525,918
						43,945,346
Retail Stores: 7.1%
			Amscan Holdings, Inc.	B1	B
	1,929,464		Term Loan, 2.788%, maturing May 25, 2013			1,827,363
			CBR FASHION GmbH	NR	NR
EUR	560,926		Term Loan, 2.750%, maturing April 20, 2015			658,881
EUR	511,320		Term Loan, 3.000%, maturing April 19, 2016			600,613
			Claires Stores, Inc.	Caa2	B-
	$4,444,417		Term Loan, 3.074%, maturing May 29, 2014			3,820,336
			Dollar General Corporation	Ba3	BBB-
	5,975,870		Term Loan, 3.111%, maturing July 07, 2014			5,830,197
			General Nutrition Centers, Inc.	B1	B+
	2,625,501		Term Loan, 2.688%, maturing September 16, 2013			2,502,977

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
			Guitar Center, Inc.	B3	B-
	$4,974,096		Term Loan, 3.770%,
			maturing October 09, 2014			$4,398,523
			Harbor Freight Tools USA, Inc.	B1	B+
	3,241,647		Term Loan, 5.016%, maturing February 24, 2016			3,239,621
			Michaels Stores, Inc.	B2	B
	1,446,680		Term Loan, 2.702%, maturing October 31, 2013			1,369,323
	1,946,905		Term Loan, 4.952%, maturing July 31, 2016			1,884,232
			Missouri Bidco, Ltd.	Ba1	BB
GBP	666,667		Term Loan, 5.574%,
			maturing August 31, 2016			1,020,222
			Neiman Marcus Group, Inc.	B2	BB-
	$5,814,417		Term Loan, 2.456%, maturing April 05, 2013			5,532,882
			Petco Animal Supplies, Inc.	B1	B+
	3,457,193		Term Loan, 2.632%, maturing October 25, 2013			3,331,510
			Pets at Home Group, Ltd.	NR	BB-
GBP	2,500,000		Term Loan, 5.730%,
			maturing January 24, 2017			3,843,081
			Pilot Travel Centers, LLC	Ba2	BBB-
	$948,987		Term Loan, 5.250%, maturing June 30, 2016			953,139
			Rite Aid Corporation	B3	B+
	5,871,739		Term Loan, 2.030%, maturing June 04, 2014			5,263,804
	1,381,565		Term Loan, 6.000%, maturing June 04, 2014			1,341,154
			Sally Holding, LLC	B1	BB+
	2,567,841		Term Loan, 2.510%, maturing November 15, 2013			2,496,766
			Savers, Inc.	Ba3	B+
	1,496,250		Term Loan, 5.750%, maturing March 11, 2016			1,503,731
			Toys "R" Us, Inc.	B1	BB-
	2,845,000	(3)	Term Loan, maturing August 17, 2016			2,844,326
			Vivarte S.A.S.	NR	NR
EUR	1,924,280		Term Loan, 2.649%, maturing March 09, 2015			1,945,947
EUR	1,924,280		Term Loan, 3.149%, maturing March 08, 2016			1,945,947
						58,154,575
Telecommunications Equipment: 1.4%
			CommScope, Inc.	Ba2	BB
	$518,631		Term Loan, 3.025%,
			maturing December 26, 2014			511,111
			Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	5,357,312		Term Loan, 2.321%,
			maturing December 01, 2014			6,773,864
			Sorenson Communications, Inc.	Ba2	CCC+
	$689,823		Term Loan, 6.000%,
			maturing August 16, 2013			618,685

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Telecommunications Equipment: (continued)
		TDF, S.A.	NR	NR
EUR	1,500,000	Term Loan, 2.625%, maturing January 30, 2015			$1,589,112
EUR	1,500,000	Term Loan, 2.875%, maturing January 29, 2016			1,589,112
					11,081,884
Textiles & Leather: 0.3%
		Phillips-Van Heusen Corporation	Ba2	BBB
	$1,135,571	Term Loan, 4.750%, maturing May 06, 2016			1,144,287
EUR	709,732	Term Loan, 5.000%, maturing May 06, 2016			895,469
					2,039,756
Utilities: 5.6%
		Calpine Corporation	B1	B+
	$7,171,337	Term Loan, 3.415%,
		maturing March 29, 2014			6,870,040
		Coleto Creek WLE, L.P.	B1	B+
	2,245,301	Term Loan, 3.223%, maturing June 28, 2013			2,028,629
	437,602	Term Loan, 3.283%, maturing June 28, 2013			395,373
		FirstLight Power Resources, Inc.	B1	B+
	2,019,865	Term Loan, 3.063%, maturing November 01, 2013			1,883,524
	90,682	Term Loan, 3.063%, maturing November 01, 2013			84,561
		FirstLight Power Resources, Inc.	B3	CCC+
	610,514	Term Loan, 5.063%, maturing May 01, 2014			547,936
		Great Point Power, LLC	Ba1	BB+
	997,500	Term Loan, 5.500%, maturing March 10, 2017			996,253
		MACH Gen, LLC	Ba3	BB-
	258,928	Term Loan, 2.533%, maturing February 22, 2013			243,392
		New Development Holdings, LLC	Ba3	BB-
	4,412,500	Term Loan, 7.000%, maturing July 03, 2017			4,485,386
		NRG Energy, Inc.	Baa3	BB+
	827	Term Loan, 1.933%, maturing February 01, 2013			810
	2,160,248	Term Loan, 3.783%, maturing August 31, 2015			2,118,663
		Texas Competitive Electric Holdings Company, LLC	B1	B+
	6,954,962	Term Loan, 3.796%, maturing October 10, 2014			5,261,624
	6,667,766	Term Loan, 3.796%, maturing October 10, 2014			5,078,337
	7,115,863	Term Loan, 3.796%, maturing October 10, 2014			5,392,045
	2,883,156	Term Loan, 3.941%, maturing October 10, 2014			2,195,883

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
		TPF Generation Holdings, LLC	Ba3	BB
	$1,164,934	Revolver, 2.533%,
		maturing December 15, 2011			$1,099,406
	1,284,619	Term Loan, 2.533%, maturing December 13, 2013			1,212,359
	1,266,210	Term Loan, 2.533%, maturing December 15, 2013			1,194,986
		TPF Generation Holdings, LLC	B3	B+
	2,000,000	Term Loan, 4.783%, maturing December 15, 2014			1,819,000
		Viridian Group, PLC	NR	NR
GBP	1,320,000	Term Loan, 5.069%, maturing October 24, 2012			1,631,920
EUR	1,310,694	Term Loan, 5.138%, maturing October 24, 2012			1,342,467
					45,882,594
		Total Senior Loans (Cost $1,027,887,191)			949,914,769
Other Corporate Debt: 1.2%
Diversified / Conglomerate Manufacturing: 0.5%
		Flextronics International, Ltd.	Ba1	BB+
	$2,247,572	Term Loan, 2.526%,
		maturing October 01, 2014			2,114,590
	1,894,199	Term Loan, 2.559%, maturing October 01, 2014			1,782,125
					3,896,715
Cargo Transport: 0.0%
		US Shipping Partners, L.P.	Caa3	CCC-
	297,646	Subordinated Term Loan, 2.500%, maturing August 07, 2013			90,038
					90,038
Chemicals, Plastics & Rubber: 0.7%
		Lyondell Chemical Company	B3	B
	5,246,158	Fixed Rate Note, 11.000%, maturing May 01, 2018			5,724,869
					5,724,869
Radio and TV Broadcasting: 0.0%
		Regent Broadcasting, LLC	NR	NR
	480,543	Subordinated Term Loan, 12.000%, maturing October 27, 2014			432,489
					432,489
		Total Other Corporate Debt (Cost $10,463,375)			10,144,111

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

Equities and Other Assets: 1.9%
		Description		Market Value USD
(@), (R)		Ascend Media (Residual Interest)		—
(@)		Citadel (73,838 Class A Shares)		1,225,944
(@)		Citadel (60,717 Class B Shares)		1,008,096
(@)		Faith Media Holdings, Inc. (7,725 Class A-1 Shares)		397,817
(@), (R)		Ferretti SPA (Warrants for 0.161% Participation Interest)		—
(1	), (@), (R)	Gainey Corporation (Residual Interest)		—
(@)		Global Garden (14,911 Class A1 Shares)		—
(@)		Global Garden (138,579 Class A3 Shares)		—
(@)		Glodyne Technoserve, Ltd. (14,683 Common Shares)		143,693
(@)		Glodyne Technoserve, Ltd. (Escrow Account)		75,421
(@)		LyondellBasell Industries N.V. (130,608 Class A Shares)		2,882,464
(@)		LyondellBasell Industries N.V. (284,682 Class B Shares)		5,833,134
(@)		Mega Brands Inc (195,762 Common Shares)		80,711
(@)		Northeast Biofuels (Residual Interest)		—
(1	), (@)	RDA Holding Co. (33,330 Common Shares)		716,595
(@)		Regent Broadcasting, LLC (385,269 Common Shares)		1,113,582
(@)		Regent Broadcasting, LLC (385,269 Preferred Shares)		—
(@), (R)		Safelite Realty Corporation (30,003 Common Shares)		158,416
(1	), (@), (R)	Supermedia, Inc. (42,369 Common Shares)		383,016
(@)		US Shipping Partners, L.P. (19,404 Common Shares)		—
(@)		US Shipping Partners, L.P. (275,292 Contingency Rights)		—
(@)		Xerium Technologies, Inc. (105,539 Common Shares)		1,061,722
		Total for Equities and Other Assets (Cost $15,135,518)		15,080,611
		Total Investments (Cost $1,053,486,084)**	120.0%	$975,139,491
		Other Assets and Liabilities — Net	(20.0)	(162,247,067)
		Net Assets	100.0%	$812,892,424

  *  Senior Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  †  Bank Loans rated below Baa by Moody's Investor Services, Inc. are considered to be below investment grade.

  (1)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

  (2)  Loan is on non-accrual basis.

  (3)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

  **  For Federal Income Tax purposes cost of investments is $1,054,318,242.

    Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$7,178,741
Gross Unrealized Depreciation	(86,357,492)
Net Unrealized Depreciation	$(79,178,751)

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/10
Asset Table Investments, at value
Senior Loans	$—	$929,250,769	$20,664,000	$949,914,769
Other Corporate Debt	—	10,144,111	—	10,144,111
Equities and Other Assets	10,957,643	—	4,122,968	15,080,611
Total Investments, at value	$10,957,643	$939,394,880	$24,786,968	$975,139,491
Other Financial Instruments+
Forward foreign currency contracts	—	385,142	—	385,142
Total Assets	$10,957,643	$939,780,022	$24,786,968	$975,524,633
Liabilities Table Other Financial Instruments+
Forward foreign currency contracts	$—	$(316,748)	$—	$(316,748)
Unfunded Commitments	—	(1,604,898)	—	(1,604,898)
Total Liabilities	$—	$(1,921,646)	$—	$(1,921,646)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended August 31, 2010:

	Beginning Balance at 02/28/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)
Senior Loans	$20,664,000	$—	$—	$—	$—	$—
Equities and Other Assets	6,033,554	1,505,759	(3,543,587)	—	1,015,634	321,084
Total	$26,697,554	$1,505,759	$(3,543,587)	$—	$1,015,634	$321,084

	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 8/31/10
Senior Loans	$—	$—	$20,664,000
Equities and Other Assets	2,396,350	(3,605,826)	4,122,968
Total	$2,396,350	$(3,605,826)	$24,786,968

As of August 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $62,444.

  ^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  +  Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps,

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

unfunded committments and written options. Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their fair value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period. The Fund's policy is to recognize transfers between levels at the end of the reporting period.

  At August 31, 2010 the following forward foreign currency contracts were outstanding for ING Senior Income Fund:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
State Street Bank	Australian Dollar AUD 20,876,000	Sell	11/30/10	$18,215,145	$18,347,073	$(131,928)
State Street Bank	British Pound Sterling GBP 11,401,000	Sell	10/08/10	17,624,784	17,478,047	146,737
State Street Bank	British Pound Sterling GBP 6,000,000	Sell	10/29/10	9,290,220	9,196,862	93,358
State Street Bank	Euro EUR 48,849,000	Sell	10/08/10	61,754,929	61,861,950	(107,021)
State Street Bank	Euro EUR 4,044,000	Sell	10/29/10	5,266,158	5,121,111	145,047
State Street Bank	Euro EUR 4,670,000	Sell	11/03/10	5,908,531	5,913,414	(4,883)
State Street Bank	Sweden Kronor SEK 16,560,300	Sell	10/08/10	2,172,128	2,237,594	(65,466)
State Street Bank	Sweden Kronor SEK 7,184,700	Sell	10/30/10	962,369	969,819	(7,450)
				$121,194,264	$121,125,870	$68,394

See Accompanying Notes to Financial Statements

ING Senior Income Fund

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Registrant's website at www.ingfunds.com; and (3) on the SEC's website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at (800) 992-0180.

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.
230 Park Avenue
New York, New York 10169

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Institutional Investors and Analysts

Call ING Senior Income Fund
1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:
ING Senior Income Fund
c/o ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
(formerly, PNC Global Investment Servicing (U.S.) Inc.)
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRSAR-USIF

(0810-102210)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 4, 2010

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 4, 2010